Revenue - Schedule of Disaggregate Revenue by Service Type and by Platform (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenues, net	$ 6,089,909	$ 8,175,926	$ 11,682,218	$ 15,263,763	$ 31,793,673	$ 23,753,148
Less: Sales returns and allowances	(3,975)	(23,346)	(8,170)	(35,024)	(54,711)	(11,594)
Banking and payment revenues
Disaggregation of Revenue [Line Items]
Revenues, net	5,293,820	7,921,556	10,225,033	14,843,181	30,322,364	23,432,996
Custody and Trading Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	772,379	241,600	1,437,573	393,455	1,462,357	170,746
Other revenues
Disaggregation of Revenue [Line Items]
Revenues, net	$ 27,685	$ 36,116	$ 27,782	$ 62,151	$ 63,663	$ 161,000